Columbia Variable Portfolio – Select Large Cap Equity Fund
Third Quarter Report
September 30, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Select Large Cap Equity Fund, September 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 100.0%
Issuer	Shares	Value ($)
Communication Services 11.1%
Diversified Telecommunication Services 1.7%
AT&T, Inc.	2,026,540	57,229,490
Interactive Media & Services 9.4%
Alphabet, Inc., Class C	736,902	179,472,482
Meta Platforms, Inc., Class A	180,926	132,868,436
Total		312,340,918
Total Communication Services		369,570,408
Consumer Discretionary 12.2%
Automobiles 2.0%
General Motors Co.	673,867	41,085,671
Tesla, Inc.(a)	59,088	26,277,616
Total		67,363,287
Broadline Retail 5.0%
Amazon.com, Inc.(a)	749,725	164,617,118
Hotels, Restaurants & Leisure 2.4%
Hilton Worldwide Holdings, Inc.	143,399	37,203,437
Royal Caribbean Cruises Ltd.	133,125	43,076,587
Total		80,280,024
Specialty Retail 1.7%
TJX Companies, Inc. (The)	388,878	56,208,426
Textiles, Apparel & Luxury Goods 1.1%
NIKE, Inc., Class B	515,544	35,948,883
Total Consumer Discretionary		404,417,738
Consumer Staples 4.4%
Beverages 0.9%
Constellation Brands, Inc., Class A	219,609	29,574,744
Consumer Staples Distribution & Retail 1.8%
Walmart, Inc.	566,687	58,402,762
Household Products 1.7%
Procter & Gamble Co. (The)	379,137	58,254,400
Total Consumer Staples		146,231,906
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 1.5%
Oil, Gas & Consumable Fuels 1.5%
Exxon Mobil Corp.	437,838	49,366,235
Total Energy		49,366,235
Financials 15.5%
Banks 7.4%
Bank of America Corp.	1,411,876	72,838,683
Citigroup, Inc.	661,666	67,159,099
JPMorgan Chase & Co.	339,582	107,114,350
Total		247,112,132
Capital Markets 3.8%
Charles Schwab Corp. (The)	574,677	54,864,413
Goldman Sachs Group, Inc. (The)	88,188	70,228,514
Total		125,092,927
Financial Services 2.4%
MasterCard, Inc., Class A	141,999	80,770,451
Insurance 1.9%
Hartford Insurance Group, Inc. (The)	460,744	61,458,642
Total Financials		514,434,152
Health Care 6.9%
Biotechnology 2.0%
Exact Sciences Corp.(a)	376,957	20,623,318
Insmed, Inc.(a)	115,415	16,620,914
Vertex Pharmaceuticals, Inc.(a)	73,896	28,940,629
Total		66,184,861
Health Care Equipment & Supplies 1.9%
Boston Scientific Corp.(a)	378,093	36,913,220
Intuitive Surgical, Inc.(a)	60,341	26,986,305
Total		63,899,525
Health Care Providers & Services 1.1%
Cencora, Inc.	123,118	38,478,069
Pharmaceuticals 1.9%
Eli Lilly & Co.	81,550	62,222,650
Total Health Care		230,785,105

Columbia Variable Portfolio – Select Large Cap Equity Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Select Large Cap Equity Fund, September 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 8.9%
Aerospace & Defense 1.6%
General Dynamics Corp.	162,026	55,250,866
Commercial Services & Supplies 2.5%
Cintas Corp.	211,743	43,462,368
Republic Services, Inc.	169,589	38,917,284
Total		82,379,652
Electrical Equipment 2.4%
Eaton Corp. PLC	111,462	41,714,654
nVent Electric PLC	389,282	38,398,776
Total		80,113,430
Machinery 2.4%
Parker-Hannifin Corp.	61,602	46,703,556
Stanley Black & Decker, Inc.	449,975	33,446,642
Total		80,150,198
Total Industrials		297,894,146
Information Technology 34.0%
Electronic Equipment, Instruments & Components 1.8%
TE Connectivity PLC	275,187	60,411,802
Semiconductors & Semiconductor Equipment 12.1%
Broadcom, Inc.	306,841	101,229,914
NVIDIA Corp.	1,603,751	299,227,862
Total		400,457,776
Software 14.5%
Datadog, Inc., Class A(a)	123,020	17,518,048
Gitlab, Inc., Class A(a)	317,714	14,322,547
Microsoft Corp.	560,254	290,183,560
Oracle Corp.	137,584	38,694,124
Palo Alto Networks, Inc.(a)	230,484	46,931,152
ServiceNow, Inc.(a)	42,582	39,187,363
Synopsys, Inc.(a)	73,572	36,299,689
Total		483,136,483
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 5.6%
Apple, Inc.	730,345	185,967,747
Total Information Technology		1,129,973,808
Real Estate 1.1%
Specialized REITs 1.1%
Equinix, Inc.	46,037	36,058,020
Total Real Estate		36,058,020
Utilities 4.4%
Electric Utilities 2.4%
Entergy Corp.	422,722	39,393,463
Xcel Energy, Inc.	484,719	39,092,587
Total		78,486,050
Multi-Utilities 2.0%
Ameren Corp.	302,358	31,560,128
DTE Energy Co.	247,757	35,040,273
Total		66,600,401
Total Utilities		145,086,451
Total Common Stocks (Cost $1,817,633,302)		3,323,817,969

Money Market Funds 0.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.265%(b),(c)	5,409,108	5,407,485
Total Money Market Funds (Cost $5,405,950)		5,407,485
Total Investments in Securities (Cost: $1,823,039,252)		3,329,225,454
Other Assets & Liabilities, Net		(5,460,392)
Net Assets		3,323,765,062
Columbia Variable Portfolio – Select Large Cap Equity Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Select Large Cap Equity Fund, September 30, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2025.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.265%
	27,938,626	327,147,583	(349,678,390)	(334)	5,407,485	(4,920)	785,441	5,409,108
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Variable Portfolio – Select Large Cap Equity Fund  | 2025

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